SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue
Revenues	$ 10,101,647	$ 11,089,528	$ 9,257,607
Application development services
Disaggregation of Revenue
Revenues	7,798,865	8,305,939	3,380,284
Subscription service
Disaggregation of Revenue
Revenues	2,288,806	2,776,175	$ 5,877,323
Finance income
Disaggregation of Revenue
Revenues	$ 13,976	$ 7,414